                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
                               -------------------

Report for the Calendar Year or Quarter Ended:   December 31, 2003

Check here if Amendment [  ];       Amendment Number:
This Amendment (Check only one):         [  ]  is a restatement.
                                         [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CIGNA Corporation
Address:    One Liberty Place
            Philadelphia, PA  19192-1550


Form 13F File Number:      28-1157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kathryn Pietrowiak
Title:     Assistant Corporate Secretary
Phone:     860-534-8908

Signature, Place, and Date of Signing:

/s/ Kathryn Pietrowiak
--------------------------------------------------------------------------------
[Signature]

Hartford, CT
--------------------------------------------------------------------------------
[City, State]

February 10, 2004
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number 28-2293

Name:     TimesSquare Capital Management, Inc.

                              FORM 13F SUMMARY PAGE
                              ---------------------

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   35

Form 13F Information Table Value Total:   $61,854        (thousands)


List of Other Included Managers:

       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                      FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                   TITLE      CUSIP      VALUE      SHRS OR SH/PRN   PUT/ INVESTMENT OTHER           VOTING AUTHORITY
ISSUER                    OF CLASS              (X$1000)   PRN AMT          CALL DISCRETION MANAGERS    SOLE     SHARED      NONE
--------                  --------   --------   --------   ------- -------- ---- --------   -------- --------- --------- -----------
COLUMN 1                  COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5      COLUMN 6   COLUMN 7           COLUMN 8
--------                  --------   --------   --------   --------------------- ---------  -------- --------- --------- -----------

AMERICA MOVIL ADR SERIES  SPON ADR L 02364W105     1,369    50,000 SH            DEFINED                                    50,000
BANCO SANTANDER CHILE - A SP ADR REP 05965X109       381    16,000 SH            DEFINED                                    16,000
BRAZIL FUND INC COMMON US COM        105759104       359    15,000 SH            DEFINED                15,000
BROOKSTONE INC            COM        114537103     1,507    70,695 SH            DEFINED                70,695
CANADIAN IMP BK OF COMMER COM        136069101       252     5,068 SH            DEFINED                 5,068
CHECKPOINT SOFTWARE TECH  ORD SHS    M22465104       516    30,520 SH            DEFINED                30,520
CIGNA CORPORATION         COM        125509109    16,819   292,500 SH            DEFINED               292,500
COMPANIA ANONIMA NACIONAL SPON ADR D 204421101       153    10,000 SH            DEFINED                                    10,000
DEVON ENERGY CORPORATION  COM        25179M103       695    12,139 SH            DEFINED                12,139
DISTRIBUCION Y SERVICIO-A SPONS ADR  254753106       254    12,300 SH            DEFINED                                    12,300
EL PASO CORP              COM        28336L109       522    63,764 SH            DEFINED                63,764
EMBOTELLADORA ANDINA ADR  SPON ADR B 29081P303       265    24,200 SH            DEFINED                                    24,200
EMPRESA NACIONAL ELECRTIC SPONS ADR  29244T101       152    13,000 SH            DEFINED                                    13,000
ENERSIS SA SPON ADR       SPONS ADR  29274F104       442    60,000 SH            DEFINED                                    60,000
GENERAL COMMUNICATION     CL A       369385109       174    19,981 SH            DEFINED                19,981
GRUPO TELEVISA ADR  (REP  SP ADR REP 40049J206       598    15,000 SH            DEFINED                                    15,000
INDIA FUND INC. USD0.001  COM        454089103     3,451   134,837 SH            DEFINED               134,837
MATAV RT-SPONSORED ADR    SPONS ADR  559776109       443    23,615 SH            DEFINED                                    23,615
MOBILE TELESYSTEMS SP ADR SPONS ADR  607409109       354     4,300 SH            DEFINED                                     4,300
MSDW INDIA INVESTMENT FUN COM        61745C105     3,620   134,556 SH            DEFINED               134,556
NEWS CORP LTD ADR NEW COM ADR NEW    652487703     1,355    37,500 SH            DEFINED                                    37,500
NORTEL NETWORKS CORP (NEW COM        656568102        42    10,000 SH            DEFINED                10,000
PETROLEO BRASILEIRO ADR   SPONS ADR  71654V101     2,670   100,000 SH            DEFINED                                   100,000
ROYAL DUTCH PETROLEUM     NY REG EUR 780257804     4,854    93,020 SH            DEFINED                93,020
SOUTHERN PERU COPPER CORP COM        843611104       800    17,000 SH            DEFINED                17,000
TAIWAN SEMICONDUCTOR MFG  SPONS ADR  874039100        71     7,008 SH            DEFINED                                     7,008
TARO PHARMACEUTICALS INDU ORD        M8737E108       240     3,700 SH            DEFINED                 3,700
TELE NORTE LESTE PART-ADR SPON ADR P 879246106       540    35,000 SH            DEFINED                                    35,000
TELEFONOS DE MEXICO SA    SPON ADR O 879403780     1,489    45,000 SH            DEFINED                45,000
TELKOMUNIKASI INDONESIA A SPONS ADR  715684106       727    44,600 SH            DEFINED                                    44,600
TEVA PHARMACEUTICALS INDS ADR        881624209     1,923    33,760 SH            DEFINED                33,760
TREX COMPANY INC          COM        89531P105    11,277   296,932 SH            DEFINED               296,932
UNIBANCO-UNIAO DE BANCOS  GDR REP PF 90458E107       866    35,000 SH            DEFINED                                    35,000
VALE RIO DOCE ADR (REP 25 SPON ADR P 204412100     1,792    35,000 SH            DEFINED                                    35,000
VIMPEL-COMMUNICATION-SP A SPONS ADR  68370R109       883    12,000 SH            DEFINED                                    12,000
